UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     July 25, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $209,980 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1487    20570 SH       OTHER                    5565    15005        0
ABBOTT LABS                    COM              002824100     3527    71963 SH       OTHER                   22320    49643        0
ADOBE SYS INC                  COM              00724F101     3752   131140 SH       OTHER                   36070    95070        0
AETNA INC NEW                  COM              00817Y108     3089    37300 SH       OTHER                    8565    28735        0
AIR PRODS & CHEMS INC          COM              009158106     2868    47560 SH       OTHER                   13260    34300        0
ALCOA INC                      COM              013817101      759    29035 SH       OTHER                    9475    19560        0
ALLSTATE CORP                  COM              020002101     4948    82810 SH       OTHER                   21835    60975        0
AMGEN INC                      COM              031162100     1925    31839 SH       OTHER                   10620    21219        0
ANADARKO PETE CORP             COM              032511107     3630    44187 SH       OTHER                   11820    32367        0
APPLE COMPUTER INC             COM              037833100     2347    63770 SH       OTHER                   16680    47090        0
BANK OF AMERICA CORPORATION    COM              060505104     4900   107426 SH       OTHER                   25128    82298        0
BB&T CORP                      COM              054937107      992    24831 SH       OTHER                   24831        0        0
BEST BUY INC                   COM              086516101     4522    65960 SH       OTHER                   17365    48595        0
CHEVRON CORP NEW               COM              166764100     1108    19817 SH       OTHER                    6988    12829        0
CISCO SYS INC                  COM              17275R102     2029   106363 SH       OTHER                   30075    76288        0
CITIGROUP INC                  COM              172967101     3943    85294 SH       OTHER                   27109    58185        0
COCA COLA CO                   COM              191216100      346     8297 SH       OTHER                    5700     2597        0
COLGATE PALMOLIVE CO           COM              194162103      368     7383 SH       OTHER                    2190     5193        0
COMCAST CORP NEW               CL A SPL         20030N200     3556   118715 SH       OTHER                   35900    82815        0
CONOCOPHILLIPS                 COM              20825C104     4411    76724 SH       OTHER                   19190    57534        0
DEERE & CO                     COM              244199105     5038    76935 SH       OTHER                   24495    52440        0
DELL INC                       COM              24702R101     4061   102911 SH       OTHER                   31700    71211        0
DU PONT E I DE NEMOURS & CO    COM              263534109      660    15351 SH       OTHER                    4135    11216        0
E M C CORP MASS                COM              268648102     1379   100609 SH       OTHER                   37320    63289        0
EBAY INC                       COM              278642103     2082    63083 SH       OTHER                   18880    44203        0
EXELON CORP                    COM              30161N101     5358   104376 SH       OTHER                   58309    46067        0
EXXON MOBIL CORP               COM              30231G102     5051    87897 SH       OTHER                   48868    39029        0
GENERAL ELEC CO                COM              369604103     7163   206724 SH       OTHER                   72070   134654        0
GILLETTE CO                    COM              375766102     1877    37070 SH       OTHER                    9190    27880        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4062    83734 SH       OTHER                   22305    61429        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3133    30710 SH       OTHER                    8480    22230        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4368   188622 SH       OTHER                   74649   113973        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      323    18122 SH       OTHER                    7354    10768        0
INTEL CORP                     COM              458140100     3118   119823 SH       OTHER                   38150    81673        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      368     4953 SH       OTHER                    2475     2478        0
JOHNSON & JOHNSON              COM              478160104     4467    68730 SH       OTHER                   20890    47840        0
JOHNSON CTLS INC               COM              478366107     1000    17750 SH       OTHER                    7820     9930        0
KNBT BANCORP INC               COM              482921103      212    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     3942   150678 SH       OTHER                   47760   102918        0
MCGRAW HILL COS INC            COM              580645109     4343    98140 SH       OTHER                   28620    69520        0
MEDTRONIC INC                  COM              585055106     2012    38846 SH       OTHER                   12730    26116        0
MELLON FINL CORP               COM              58551A108      215     7494 SH       OTHER                    4224     3270        0
MERCK & CO INC                 COM              589331107      641    20817 SH       OTHER                    8174    12643        0
MERCURY INTERACTIVE CORP       COM              589405109     1866    48649 SH       OTHER                   14560    34089        0
MORGAN STANLEY                 COM NEW          617446448      440     8383 SH       OTHER                    3210     5173        0
NATIONAL PENN BANCSHARES INC   COM              637138108      375    15020 SH       OTHER                   15020        0        0
NIKE INC                       CL B             654106103     1875    21650 SH       OTHER                    4970    16680        0
NORFOLK SOUTHERN CORP          COM              655844108      279     9000 SH       SOLE                     9000        0        0
PARKER HANNIFIN CORP           COM              701094104      223     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     4301    79743 SH       OTHER                   23930    55813        0
PFIZER INC                     COM              717081103     2232    80917 SH       OTHER                   27775    53142        0
PNC FINL SVCS GROUP INC        COM              693475105      656    12044 SH       OTHER                    7442     4602        0
PPL CORP                       COM              69351T106     6086   102486 SH       OTHER                   66854    35632        0
PROCTER & GAMBLE CO            COM              742718109     3893    73804 SH       OTHER                   22000    51804        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1608    26441 SH       OTHER                   26096      345        0
QUALCOMM INC                   COM              747525103     2624    79492 SH       OTHER                   22449    57043        0
ROYAL BANCSHARES PA INC        CL A             780081105      283    11897 SH       SOLE                    11897        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1167    49139 SH       OTHER                   12021    37118        0
STRYKER CORP                   COM              863667101     1156    24314 SH       OTHER                    5460    18854        0
SYSCO CORP                     COM              871829107     2926    80849 SH       OTHER                   23690    57159        0
TEXAS INSTRS INC               COM              882508104     1660    59146 SH       OTHER                   14670    44476        0
UNITED TECHNOLOGIES CORP       COM              913017109     4080    79456 SH       OTHER                   19985    59471        0
UNIVEST CORP PA                COM              915271100    33066  1103668 SH       OTHER                  213197   890471        0
VALERO ENERGY CORP NEW         COM              91913Y100     2208    27905 SH       OTHER                    7190    20715        0
VERIZON COMMUNICATIONS         COM              92343V104     4160   120411 SH       OTHER                   36740    83671        0
WACHOVIA CORP 2ND NEW          COM              929903102     5387   108617 SH       OTHER                   24545    84072        0
WAL MART STORES INC            COM              931142103      503    10430 SH       OTHER                    3600     6830        0
WALGREEN CO                    COM              931422109     2912    63316 SH       OTHER                   19220    44096        0
WELLS FARGO & CO NEW           COM              949746101     4634    75257 SH       OTHER                   22275    52982        0